Note 37 - Other operating income and expenses (Tables)	6 Months Ended
Jun. 30, 2018
Other Operating Income and Expenses
Other Operating Income
Other operating income (Millions of euros)
	June 2018	June 2017
Gains from sales of non-financial services	246	390
Of which: Real estate	156	251
Rest of other operating income	263	172
Of which: net profit from building leases	19	34
Total	509	562

Other Operating Expenses
Other operating expense (Millions of euros)
	June 2018	June 2017
Change in inventories	165	266
Of Which: Real estate	143	218
Rest of other operating expenses	727	679
Total	893	945